Meridian Small Cap Growth Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Shares	Value
Common Stocks - 86.1%
Communication Services - 4.4%
Entertainment - 0.6%
Reservoir Media, Inc.[1]	683,181	$4,454,340
Interactive Media & Services - 3.3%
Cargurus, Inc.[1]	815,079	15,225,676
ZipRecruiter, Inc. Class A1	605,566	9,652,722
		24,878,398
Media - 0.5%
TechTarget, Inc.[1]	112,000	4,045,440
Total Communication Services		33,378,178
Consumer Discretionary - 13.5%
Automobile Components - 1.4%
Stoneridge, Inc.[1]	577,744	10,803,813
Diversified Consumer Services - 2.9%
Frontdoor, Inc.[1]	474,255	13,222,230
Grand Canyon Education, Inc.[1]	75,126	8,556,851
		21,779,081
Hotels, Restaurants & Leisure - 3.6%
Everi Holdings, Inc.[1]	317,480	5,444,782
NeoGames S.A. (Israel)[1]	738,050	11,218,360
PlayAGS, Inc.[1]	1,443,176	10,318,709
		26,981,851
Leisure Products - 0.6%
Clarus Corp.[2]	439,345	4,151,810
Specialty Retail - 2.0%
Farfetch Ltd. Class A (United Kingdom)[1]	936,845	4,599,909
Sally Beauty Holdings, Inc.[1]	672,402	10,476,023
		15,075,932
Textiles, Apparel & Luxury Goods - 3.0%
Canada Goose Holdings, Inc. (Canada)[1,2]	338,576	6,517,588
Skechers U.S.A., Inc. Class A1	342,687	16,284,486
		22,802,074
Total Consumer Discretionary		101,594,561
Consumer Staples - 2.9%
Personal Care Products - 1.4%
Beauty Health Co. (The)[1,2]	851,351	10,752,563
Tobacco - 1.5%
Turning Point Brands, Inc.	533,071	11,194,491
Total Consumer Staples		21,947,054
Energy - 0.6%
Energy Equipment & Services - 0.1%
NCS Multistage Holdings, Inc.[1]	45,835	1,086,289
	Shares	Value
Oil, Gas & Consumable Fuels - 0.5%
Viper Energy Partners LP	135,211	$3,785,908
Total Energy		4,872,197
Financials - 3.7%
Capital Markets - 2.5%
FinServ Acquisition Corp. Class A1,2	816,667	8,240,170
FinServ Acquisition Corp. Acquisition Date: 2/22/23, Cost $0[1,3,4]	133,333	1,143,530
FinServ Acquisition Corp. Founder Shares Acquisition Date: 2/22/21, Cost $0[1,3,4]	83,333	440,415
FinServ Acquisition Corp. Private Placement Units Acquisition Date: 2/12/21, Cost $208,330[1,3,4]	20,833	110,102
WisdomTree, Inc.[2]	1,434,218	8,404,518
		18,338,735
Financial Services - 1.2%
International Money Express, Inc.[1]	359,943	9,279,331
Total Financials		27,618,066
Health Care - 22.3%
Biotechnology - 4.4%
4D Molecular Therapeutics, Inc.[1]	228,948	3,935,616
C4 Therapeutics, Inc.[1]	518,996	1,629,647
CareDx, Inc.[1]	23,272	212,706
Centrexion Therapeutics Corp. (Dividend Shares) Acquisition Date: 3/14/19, Cost $0[1,3,4]	17,318	0
Heron Therapeutics, Inc.[1,2]	735,018	1,109,877
Inhibrx, Inc.[1,2]	186,912	3,527,029
Kiniksa Pharmaceuticals Ltd. Class A1	357,901	3,851,015
Nuvalent, Inc. Class A1	146,794	3,829,856
PMV Pharmaceuticals, Inc.[1,2]	320,314	1,527,898
Relay Therapeutics, Inc.[1]	232,767	3,833,673
SpringWorks Therapeutics, Inc.[1,2]	204,060	5,252,504
Veracyte, Inc.[1]	214,664	4,787,007
		33,496,828
Health Care Equipment & Supplies - 12.2%
Artivion, Inc.[1]	253,215	3,317,117
Axogen, Inc.[1]	314,436	2,971,420
Merit Medical Systems, Inc.[1]	301,280	22,279,656
Nevro Corp. [1]	118,269	4,275,424

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
	Shares	Value
Omnicell, Inc.[1]	104,728	$6,144,392
Paragon 28, Inc.[1]	400,820	6,841,998
QuidelOrtho Corp.[1]	289,181	25,763,135
Sight Sciences, Inc.[1,2]	477,226	4,170,955
Silk Road Medical, Inc.[1]	120,968	4,733,478
Sonendo, Inc.[1]	3,904,929	7,809,858
TransMedics Group, Inc.[1]	48,814	3,696,684
		92,004,117
Health Care Providers & Services - 2.0%
HealthEquity, Inc.[1]	166,722	9,788,248
Pediatrix Medical Group, Inc.[1]	348,715	5,199,341
		14,987,589
Health Care Technology - 1.7%
Certara, Inc.[1,2]	515,914	12,438,687
Life Sciences Tools & Services - 0.8%
MaxCyte, Inc.[1]	1,146,933	5,677,318
Pharmaceuticals - 1.2%
Arvinas, Inc.[1]	147,619	4,032,951
Capsule Corp. Acquisition Date: 4/8/21, Cost $2,000,000[1,3,4]	138,011	126,970
DICE Therapeutics, Inc.[1]	166,500	4,770,225
		8,930,146
Total Health Care		167,534,685
Industrials - 27.2%
Aerospace & Defense - 1.0%
Byrna Technologies, Inc.[1,2]	673,002	5,108,085
Rocket Lab U.S.A., Inc.[1,2]	682,860	2,758,755
		7,866,840
Air Freight & Logistics - 1.8%
Forward Air Corp.	122,395	13,189,285
Commercial Services & Supplies - 10.0%
ACV Auctions, Inc. Class A1,2	1,389,476	17,938,135
Cimpress Plc (Ireland)[1]	129,431	5,671,666
Heritage-Crystal Clean, Inc.[1]	451,749	16,086,782
Ritchie Bros. Auctioneers, Inc. (Canada)	455,690	25,650,790
SP Plus Corp.[1]	294,730	10,106,292
		75,453,665
Ground Transportation - 0.5%
Heartland Express, Inc.	226,926	3,612,662
Machinery - 3.3%
John Bean Technologies Corp.	63,806	6,973,358
Kadant, Inc.	32,654	6,809,012
Tennant Co.	157,153	10,769,695
		24,552,065
Marine Transportation - 2.8%
Kirby Corp.[1]	151,914	10,588,406
	Shares	Value
Matson, Inc.[2]	175,044	$10,444,875
		21,033,281
Professional Services - 5.6%
Alight, Inc. Class A1	2,134,713	19,660,707
Forrester Research, Inc.[1]	194,829	6,302,718
Legalzoom.com, Inc.[1]	990,103	9,287,166
TriNet Group, Inc.[1]	46,152	3,720,313
TrueBlue, Inc.[1]	168,270	2,995,206
		41,966,110
Trading Companies & Distributors - 2.2%
Hudson Technologies, Inc.[1]	1,901,287	16,598,235
Total Industrials		204,272,143
Information Technology - 10.2%
Electronic Equipment, Instruments & Components - 1.7%
Mirion Technologies, Inc.[1,2]	1,481,577	12,652,668
Semiconductors & Semiconductor Equipment - 1.3%
Allegro MicroSystems, Inc. (Japan)[1]	210,612	10,107,270
Software - 7.2%
8x8, Inc.[1]	951,485	3,967,692
Alkami Technology, Inc.[1]	739,965	9,367,957
Asure Software, Inc.[1]	24,374	353,423
Consensus Cloud Solutions, Inc.[1,2]	363,837	12,403,203
Momentive Global, Inc.[1]	925,121	8,622,128
Monday.com Ltd.[1]	49,675	7,091,106
PagerDuty, Inc.[1]	259,054	9,061,709
Sumo Logic, Inc.[1]	258,972	3,102,485
		53,969,703
Total Information Technology		76,729,641
Materials - 0.8%
Containers & Packaging - 0.8%
Ranpak Holdings Corp.[1]	1,107,073	5,778,921
Total Materials		5,778,921
Utilities - 0.5%
Water Utilities - 0.5%
Pure Cycle Corp.[1]	442,773	4,184,205
Total Utilities		4,184,205
Total Common Stocks - 86.1% (Cost $559,185,139)		647,909,651

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
	Shares	Value
Warrants - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
FinServ Acquisition Corp. Strike Price $11.50, Expires 2/17/26[1]	204,166	$7,554
Total Financials		7,554
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Beta Bionics, Inc. Strike Price $0.01, Expires 2/16/32[1,3,4]	2,157	209,855
Total Health Care		209,855
Total Warrants - 0.0% (Cost $252,051)		217,409
Preferred Stocks - 5.5%
Communication Services - 1.3%
Specialty Retail - 1.3%
Evolve Vacation Rental Network, Inc. Series 8 Acquisition Date: 6/15/18, Cost $3,999,999[1,3,4]	470,013	9,733,969
Total Communication Services		9,733,969
Health Care - 2.5%
Biotechnology - 1.1%
Centrexion Therapeutics Corp. Acquisition Date: 12/18/17, Cost $2,995,007[1,3,4]	1,663,893	116,472
DNA Script Series C Acquisition Date: 10/8/21, Cost $3,431,721[1,3,4]	3,955	2,258,898
Neurogene, Inc. Series B Acquisition Date: 3/4/22, Cost $3,000,000[1,3,4]	1,229,508	3,000,000
YAP Therapeutics, Inc. Series B Acquisition Date: 1/12/22, Cost $3,000,005[1,3,4]	64,544	3,021,950
		8,397,320
Health Care Equipment & Supplies - 0.8%
Adagio Medical, Inc. Series E Acquisition Date: 11/9/20, Cost $4,000,003[1,3,4]	176,913	2,314,022
Beta Bionics, Inc. Series B Acquisition Date: 10/9/18, Cost $3,999,976[1,3,4]	26,631	2,743,260
	Shares	Value
Beta Bionics, Inc. Series C Acquisition Date: 2/16/22, Cost $959,987 [1,3,4]	8,628	$839,418
		5,896,700
Health Care Providers & Services - 0.6%
Binx Health, Inc. Series E Acquisition Date: 5/26/21, Cost $6,500,041[1,3,4]	24,179	4,744,162
Total Health Care		19,038,182
Information Technology - 1.1%
IT Services - 0.6%
Skyryse, Inc. Series B Acquisition Date: 10/21/21, Cost $4,184,983[1,3,4]	169,570	4,281,643
Software - 0.5%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $5,655,320 [1,3,4]	128,530	3,736,367
Total Information Technology		8,018,010
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Apartment List, Inc. Series D Acquisition Date: 12/21/20 - 12/24/20, Cost $5,999,998[1,3,4]	1,642,485	4,467,559
Total Real Estate		4,467,559
Total Preferred Stocks - 5.5% (Cost $47,727,039)		41,257,720
Private Investment Fund - 0.4%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $2,917,695[1,3,5]	2,918	2,787,128
Total Private Investment Fund - 0.4% (Cost $2,917,695)		2,787,128
Shares/ Principal Amount
Short-Term Investments - 1.6%[6]
Money Market Funds - 0.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Class, 4.89% (Cost $616,000)	616,000	616,000

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2023 (Unaudited)
	Shares/ Principal Amount	Value
Repurchase Agreements - 1.5%
Bank of America Securities, Inc., dated 3/31/23, due 4/3/23, 4.82% total to be received $2,862,888 (collateralized by various U.S. Government Sponsored Agency, 1.50% - 3.00%, 11/1/49 - 2/1/51, totaling $2,918,974)	$2,861,739	$2,861,739
Citigroup Global Markets, Inc., dated 3/31/23, due 4/3/23, 4.81% total to be received $2,862,886 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 1.50% - 7.00%, 12/26/24 - 3/20/53, totaling $2,918,974)	2,861,739	2,861,739
Daiwa Capital Markets America, Inc., dated 3/31/23, due 4/3/23, 4.82% total to be received $2,772,008 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 1.50% - 7.00%, 8/1/23 - 4/1/53, totaling $2,826,313)	2,770,895	2,770,895
	Shares/ Principal Amount	Value
RBC Dominion Securities, Inc., dated 3/31/23, due 4/3/23, 4.82% total to be received $2,862,888 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.38%, 4/6/23 - 2/20/53, totaling $2,918,974)	$2,861,739	$2,861,739
Total Repurchase Agreements (Cost $11,356,112)		11,356,112
Total Short-Term Investments - 1.6% (Cost $11,972,112)		11,972,112
Total Investments - 93.6% (Cost $622,054,036)		704,144,020
Cash and Other Assets, Less Liabilities - 6.4%		48,011,192
Net Assets - 100.0%		$752,155,212

Plc—Public Limited Company
S.A.—Société Anonyme is the French term for a public limited company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at March 31, 2023. Total value of such securities at period-end amounts to
$22,755,523 and represents 3.03% of net assets. Securities loaned with a value of $4,515 are pending settlement as of March 31, 2023.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $46,075,720 and represents 6.13% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc. Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.
[6]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	4	www.arrowmarkpartners.com/meridian/